Accounts payable and accrued expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable and Accrued Liabilities [Abstract]
Accrued interest on debt	$ 12,224	$ 10,686
Subscriptions received in advance on AlphaCat ILS funds	15,400	35,000
Accrued income attributable to operating affiliates	109,399	68,763
Trade and compensation payables	181,222	163,738
Total	$ 318,245	$ 278,187